Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Equity Funds [Member]	Dec. 31, 2011 Equity Funds [Member]	Dec. 31, 2012 Government Bonds [Member]	Dec. 31, 2011 Government Bonds [Member]	Dec. 31, 2012 All Other Corporate Bonds [Member]	Dec. 31, 2011 All Other Corporate Bonds [Member]	Dec. 31, 2012 Other Bonds [Member]	Dec. 31, 2011 Other Bonds [Member]	Dec. 31, 2012 U S Treasury Money Market Funds [Member]	Dec. 31, 2011 U S Treasury Money Market Funds [Member]	Dec. 31, 2012 Cash Money Market And Mutual Funds [Member]	Dec. 31, 2011 Cash Money Market And Mutual Funds [Member]	Dec. 31, 2011 U S Bonds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Government Bonds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Government Bonds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] U S Treasury Money Market Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] U S Treasury Money Market Funds [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] Cash Money Market And Mutual Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Cash Money Market And Mutual Funds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2)	Dec. 31, 2011 Significant Observable Inputs (Level 2)	Dec. 31, 2012 Significant Observable Inputs (Level 2) Equity Funds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) Equity Funds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) Government Bonds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) Government Bonds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) All Other Corporate Bonds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) All Other Corporate Bonds [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) Other Bonds [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments		$ 58,511	$ 55,538																						$ 58,511	$ 55,538
Fixed income investments				9,859	6,612	152,332	143,782	457	483	2,975	6,600						8,504	5,025	2,975	6,600							1,355	1,587	152,332	143,782	457	483
Other types of investments												4,259	5,975								4,259	5,975
Total	$ 228,393													$ 218,990	$ 15,738	$ 17,600							$ 212,655	$ 201,390
Defined Benefit Plan, Information about Plan Assets [Abstract]
Investment policy	The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and 2% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.